Accounts Receivable, net (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounts Receivable, net
Accounts receivable	$ 32,631,188	$ 29,289,301
Allowance for doubtful accounts:
Balance at beginning of the year	(1,161,955)	(1,774,192)
Provision for allowance for doubtful accounts	(38,571)	(359,252)
Write-off	20,471	964,474
Foreign exchange effect	(368)	7,015
Balance at end of the year	(1,180,423)	(1,161,955)
Accounts receivable, net	$ 31,450,765	$ 28,127,346